Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Guarantor Obligations [Line Items]
Potential future payment	¥ 694,542	¥ 622,292
Book value of guarantee liabilities	23,960	22,481
Maturity of the longest contract (Years)	-	-
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	349,435	316,650
Book value of guarantee liabilities	3,577	2,587
Maturity of the longest contract (Years)	2021	2026
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	212,150	196,162
Book value of guarantee liabilities	3,671	4,246
Maturity of the longest contract (Years)	2045	2044
Consumer Loan
Guarantor Obligations [Line Items]
Potential future payment	96,183	77,034
Book value of guarantee liabilities	9,607	8,085
Maturity of the longest contract (Years)	2018	2018
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	33,704	29,510
Book value of guarantee liabilities	7,013	7,437
Maturity of the longest contract (Years)	2051	2051
Other
Guarantor Obligations [Line Items]
Potential future payment	3,070	2,936
Book value of guarantee liabilities	¥ 92	¥ 126
Maturity of the longest contract (Years)	2024	2024